Amplify Digital & Online Trading ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 97.8%
Digital Asset Capital Markets - 15.2%
Coinbase Global, Inc. - Class A (a) (b)	593	$34,679
Galaxy Digital Holdings Ltd. (a) (b)	3,391	13,011
Silvergate Capital Corp. (a) (b)	690	9,826
		57,516
E-Broker - 55.8%
flatexDEGIRO AG (a)	1,839	15,550
Futu Holdings Ltd. - ADR (a)	234	11,878
IG Group Holdings PLC	1,558	15,268
Interactive Brokers Group, Inc.	320	25,581
Matsui Securities Co. Ltd.	1,200	7,170
Monex Group, Inc.	4,900	17,069
Moneylion, Inc. (a)	2,831	2,228
NH Investment & Securities Co. Ltd.	689	5,146
Robinhood Markets, Inc. - Class A (a)	2,355	24,516
SOFI TECHNOLOGIES, Inc. (a)	2,500	17,325
Swissquote Group Holding SA	56	9,990
The Charles Schwab Corp.	338	26,168
Up Fintech Holding Ltd. - ADR (a)	1,767	7,156
XP, Inc. - Class A (a)	1,464	26,088
		211,133
Market Makers - 5.3%
Flow Traders Ltd.	251	6,450
Virtu Financial, Inc. - Class A	700	13,517
		19,967
Trading Platform - 21.5%
CMC Markets PLC (c)	661	1,969
Forge Global Holdings, Inc. (a)	2,348	4,954
MarketAxess Holdings, Inc.	99	36,021
Plus500 Ltd.	524	11,992
TP ICAP Group PLC	3,934	8,553
Tradeweb Markets, Inc. - Class A	236	17,592
		81,081
Total Common Stocks (Cost $496,034)		369,697

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 4.30% (d)	837	837
Total Money Market Funds (Cost $837)		837

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.3%
First American Government Obligations Fund - Class X - 4.10% (d)	42,833	42,833
Total Investments Purchased with Proceeds from Securities Lending (Cost $42,833)		42,833
Total Investments - 109.3%
(Cost $539,704)		$413,367

Percentages are based on Net Assets of $378,083.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2023. Total value of the securities out on loan is $43,780 or 11.6% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At January 31, 2023, the value of these securities amounted to $1,969 or 0.5% of net assets.

(d)	Seven-day yield as of January 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$ 369,697
Money Market Funds	837
Investments Purchased with Proceeds from Securities Lending	42,833
Total Level 1	413,367
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 413,367

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.